    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                              (FILE NO. 33-99080)

                         PRE-EFFECTIVE AMENDMENT NO. __                      / /


                         POST-EFFECTIVE AMENDMENT NO. 1                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                              (FILE NO. 811-09128)


                                AMENDMENT NO. 3                              /X/


                       (CHECK APPROPRIATE BOX OR BOXES.)

                           --------------------------

                               JUNDT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
              (Address of Principal Executive Offices) (Zip Code)

                                 (612) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
                             JUNDT ASSOCIATES, INC.
                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                    (Name and Address of Agent for Service)

                                    COPY TO:
                               JAMES E. NICHOLSON
                                FAEGRE & BENSON
                   PROFESSIONAL LIMITED LIABILITY PARTNERSHIP
                              2200 NORWEST CENTER
                            90 SOUTH SEVENTH STREET
                          MINNEAPOLIS, MINNESOTA 55402

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT


        It is proposed that this filing will become effective (check appropriate box)



/ / immediately upon filing pursuant to paragraph (b)
/X/ on October 4, 1996 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485.




        If appropriate, check the following box:



/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------



    Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, Jundt Funds, Inc. has elected to register an indefinite number of shares of its Common Stock. The Registrant's most recent Rule 24f-2 Notice was filed with the Commission on or about February 21, 1996.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               JUNDT FUNDS, INC.
                      REGISTRATION STATEMENT ON FORM N-1A
             CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

ITEM NO.    CAPTION IN EACH PROSPECTUS
--------    --------------------------------------------------------------------
      1     Cover page

      2     Fees and Expenses

      3     Not applicable

      4     The Fund; Investment Objective and Policies; Purchase Information

      5     Management of the Fund

     5A     Not applicable

      6     The Fund; Purchase Information; How to Buy Fund Shares; Dividends,
             Distributions and Taxes; General Information

      7     Purchase Information; How to Buy Fund Shares; Determination of Net
             Asset Value

      8     How to Redeem Fund Shares; Determination of Net Asset Value

      9     Not applicable

            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
            --------------------------------------------------------------------
     10     Cover page

     11     Table of Contents

     12     Not applicable

     13     Investment Objective, Policies and Restrictions

     14     Directors and Officers

     15     General Information

     16     Advisory, Administrative and Distribution Agreements

     17     Advisory, Administrative and Distribution Agreements

     18     General Information; Financial and Other Information

     19     Special Purchase Plans; Monthly Cash Withdrawal Plan; Determination
             of Net Asset Value

     20     Taxes

     21     Advisory, Administrative and Distribution Agreements

     22     Calculation of Performance Data

     23     Financial and Other Information; Financial Statements

                               JUNDT FUNDS, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART A


 THERE ARE NO CHANGES TO PART A OF THE REGISTRATION STATEMENT BEING EFFECTED IN CONNECTION WITH THIS POST-EFFECTIVE AMENDMENT NO. 1, AND, THEREFORE, PART A IS
                             NOT INCLUDED HEREWITH.

                               JUNDT FUNDS, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION OF
                        JUNDT U.S. EMERGING GROWTH FUND

                        JUNDT U.S. EMERGING GROWTH FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 (800) 370-0612

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED DECEMBER 29, 1995
                         AS AMENDED ON OCTOBER 4, 1996


    Jundt U.S. Emerging Growth Fund (the "Fund") is a professionally managed, diversified series of Jundt Funds, Inc. (the "Company"), an open-end management investment company, commonly known as a "mutual fund". The Company currently offers its shares in one series (Series A, which represent interests in the Fund) and the Fund, in turn, currently offers its shares in four classes (Class A, Class B, Class C and Class D), each sold pursuant to different sales arrangements and bearing different expenses (each, a "Class" and, collectively, the "Classes"). Class A shares are offered for sale exclusively to certain specified investors and are not offered for sale to the general public.

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated December 29, 1995 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Fund or your investment executive.

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Investment Objective, Policies and Restrictions.......................  B-2
Taxes.................................................................  B-4
Advisory, Administrative and Distribution Agreements..................  B-5
Special Purchase Plans................................................  B-8
Monthly Cash Withdrawal Plan..........................................  B-10
Determination of Net Asset Value......................................  B-11
Calculation of Performance Data.......................................  B-11
Directors and Officers................................................  B-13
Counsel and Auditors..................................................  B-15
General Information...................................................  B-15
Financial and Other Information.......................................  B-16
Financial Statement...................................................  F-1

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE FUND'S INVESTMENT ADVISER OR PRINCIPAL UNDERWRITER. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF THE FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

    The   Fund's  investment  objective  and  policies  are  set  forth  in  the
Prospectus. Certain additional investment information is set forth below.

INVESTMENT RESTRICTIONS

    The Fund has adopted certain FUNDAMENTAL RESTRICTIONS that may not be changed without approval of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, "majority of the outstanding voting securities" means the affirmative vote of the lesser of: (a) more than 50% of the outstanding shares of the Fund; or
(b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As fundamental policies, the Fund may not:

        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

        3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

        4. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

        5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

        6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

        7. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices.

    In addition to the foregoing fundamental restrictions, the Fund has adopted certain NON-FUNDAMENTAL RESTRICTIONS, which may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders. As non-fundamental policies, the Fund may not:

        1. Invest in securities issued by other investment companies in excess of limitations imposed by federal and applicable state law;

        2. Make investments for the purpose of exercising control or management;

        3.  Invest more than 10% of its assets in illiquid securities;

        4. Invest more than 10% of its assets in the outstanding securities of any single issuer;

        5. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

        6. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by Fundamental Restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

        7. Purchase securities on margin, or make short sales of securities (other than short sales "against the box"), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures and options on futures;

        8. Invest in warrants if at the time of acquisition more than 5% of its total assets, taken at market value at the time of purchase, would be invested in warrants, and if at the time of action more than 2% of its total assets, taken at market value at the time of purchase, would be invested in warrants not traded on the New York Stock Exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value;

        9. Invest more than 10% of its total assets in securities of issuers which together with any predecessors have a record of less than three years of continuous operation;

        10. Own more than 10% of the outstanding voting securities of any one issuer; or

        11. Purchase equity securities in private placements.

    With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of the Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof. If and to the extent that the Fund invests in the securities of other investment companies, the Investment Adviser will not charge duplicate investment management fees on such investments.

                                     TAXES

    The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities, or options, futures, and certain forward contracts or foreign currencies held for less than three months; and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

    As a regulated investment company, the Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

    The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute: (i) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (iii) any portion (not taxed to the
Fund) of the respective balances from the prior year. To the extent possible, the Fund intends to make sufficient distributions to avoid this 4% excise tax.

    The Fund, or the shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his social security number.

    The Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, the Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

    Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under
Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

    One of the requirements for qualification as a registered investment company is that less than 30% of the Fund's gross income may be derived from gains from the sale or other disposition of securities, including options, futures and forward contracts, held for less than three months. Accordingly, the Fund may be restricted in effecting closing transactions within three months after entering into an option or futures contract.

              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

    Jundt Associates, Inc. (the "Investment Adviser") has been retained as the Fund's investment adviser pursuant to an investment advisory agreement entered into by and between the Company and the Investment Adviser (the "Investment Advisory Agreement"). Under the terms of the Investment Advisory Agreement, the Investment Adviser furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Company's Board of Directors.

    The Investment Adviser furnishes office space, equipment and personnel to the Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of the Fund who are affiliated persons of the Investment Adviser.

    The Fund pays all other expenses incurred in the operation of the Fund including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of the Company's officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors of the Company for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; and any extraordinary expenses of a non-recurring nature.

    For its services, the Investment Adviser receives from the Fund a monthly fee at an annual rate of 1% of the Fund's average daily net assets. These fees exceed those paid by most other investment companies.

    The Investment Advisory Agreement continues in effect from year to year, if specifically approved at least annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of the Company or the Investment Adviser ("Independent Directors") at a meeting in person. The Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Company, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND PORTFOLIO TURNOVER RATE

    Subject to policies established by the Company's Board of Directors of the Fund, the Investment Adviser is responsible for investment decisions and for the execution of the Fund's portfolio transactions. The Fund has no obligation to deal with any particular broker or dealer in the execution of transactions in portfolio securities. In executing such transactions, the
Investment  Adviser  seeks  to  obtain  the best  price  and  execution  for its transactions. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission.

ADMINISTRATION AGREEMENT

    Under the terms of an administration agreement by and between Princeton Administrators, L.P. (the "Administrator") and the Company (the "Administration Agreement"), the Administrator performs or arranges for the performance of the following administrative services: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and, subject to the Company's review, filing certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Company's registration as an open-end investment company; (c) coordination of tax related matters; (d) response to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Company's Board of Directors may request, preparation of reports and recommendations to the Company's Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with the Company's officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund. Under the Administration Agreement, the Company agrees to cause the Fund's transfer agent to timely deliver to the Administrator such information as may be necessary or appropriate for the Administrator's performance of its duties and responsibilities to the Fund.

    The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreement; however, the Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Fund's counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Fund, are deemed expenses of, and shall be paid by, the Fund.

    For the services rendered to the Fund and the facilities furnished, the Fund is obliged to pay the Administrator, subject to an annual minimum fee of $125,000, a monthly fee at an annual rate of .20% of the first $600 million of the Fund's average daily net assets and .175% of the Fund's average daily net assets in excess of $600 million. For the period ending December 31, 1996, the Administrator has agreed to waive its $125,000 annual minimum fee.

    The Administration Agreement will remain in effect unless and until terminated in accordance with its terms. It may be terminated at any time, without the payment of any penalty, by the Company on sixty days' written notice to the Administrator and by the Administrator on ninety days' written notice to the Company. The Administration Agreement terminates automatically in the event of its assignment.

    The principal address of the Administrator is P.O. Box 9011, Princeton, New Jersey 08543.

THE DISTRIBUTOR

    Pursuant to a Distribution Agreement by and between U.S. Growth Investments, Inc. (the "Distributor") and the Company (the "Distribution Agreement"), the Distributor serves as the principal underwriter of the Fund's shares. The Fund's shares are offered continuously by and through the Distributor. As agent of the Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell Fund shares.

RULE 12B-1 DISTRIBUTION PLANS

    Rule 12b-1 under the Investment Company Act provides that any payments made by the Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, the Fund adopted a separate Rule 12b-1 Distribution Plan for each of its Class B, Class C and Class D shares. There is no Rule 12b-1 Distribution Plan for the Fund's Class A shares.

    Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreement be approved initially, and thereafter at least annually, by a vote of the Company's Board of Directors including a majority of the directors who are not interested persons of the Company and who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the plan or agreement. Rule 12b-1 requires that the Distribution Agreement and each Plan provide, in substance:

        (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

        (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Company's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

        (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Company's Board of Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

    Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

    Rule 12b-1 provides that the Fund may rely upon Rule 12b-1 only if the selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1 provides that the Fund may implement or continue the Plans only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Company's Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders.

    Under its Distribution Plan, each of Class B, Class C and Class D pays the Distributor a Rule 12b-1 "account maintenance fee" equal on an annual basis to
 .25% of the average daily net assets attributable to each such Class. This account maintenance fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

    The Distribution Plans of Class B and Class C provide for the additional payment of a Rule 12b-1 "distribution fee" to the Distributor, equal on an annual basis to .75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

                             SPECIAL PURCHASE PLANS

    AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through a preauthorized automatic investment plan. Such preauthorized investments (at least $50) may be used to purchase shares of the Fund at the public offering price next determined after the Fund receives the investment (normally the 5th of each month, or the next business day thereafter). Further information is available from the Distributor.

    COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge ("FESC") schedule for Class D shares set forth in the Prospectus by combining purchases of any Class of Fund shares, if the combined purchase of all Fund shares totals at least $25,000:

        (i) an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act;

        (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

       (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under Section 401 of the Code;

       (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;

        (v) employee benefit plans of a single employer or of affiliated employers;

       (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

    CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class D shares may qualify for a Cumulative Quantity Discount. The applicable FESC will then be based on the total of:

        (i) the investor's current purchase; and

        (ii) the net asset value (at the close of business on the previous day) of Fund shares held by the investor; and

       (iii) the net asset value of shares of any Class of Fund shares owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

    For example, if an investor owned shares worth $15,000 at the then current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $25,000 purchase.

    To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Fund with sufficient information to verify that the purchase qualifies for the privilege or discount.

    LETTER OF INTENTION. Investors wishing to purchase Class D shares may also obtain the reduced FESC shown in the Prospectus by means of a written Letter of Intention, which expresses the investor's intention to invest not less than $25,000 (including certain "credits," as described below) within a period of 13 months in any Class of Fund share. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention.

    For example, assume that on the date an investor signs a Letter of Intention to invest at least $25,000 as set forth above and the investor and the investor's spouse and children under twenty-one have previously invested $10,000 in shares which are still held by such persons. It will only be necessary to invest a total of $15,000 during the 13 months following the first date of purchase of such shares in order to qualify for the sales charges applicable to investments of $25,000.

    The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases.

    Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the general authorization form attached to the Prospectus.

                          MONTHLY CASH WITHDRAWAL PLAN

    Any investor who owns or buys shares of the Fund valued at $10,000 or more at the current offering price may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested in additional shares of the Fund at net asset value. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Redemptions for the purpose of withdrawal are made on the 20th of the month (or on the preceding business day if the 20th falls on a weekend or is a holiday) at that day's closing net asset value, and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of a Class which imposes an FESC would normally be disadvantageous to the investor because of the FESC payable on such purchases. For this reason, an investor may not maintain an Automatic Investment Plan for the accumulation of shares of a Class which imposes an FESC (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. The cost of administering Withdrawal Plans is borne by the Fund as an expense of all shareholders. The Fund or the Distributor may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

    Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Fund makes no recommendations or representations in this regard.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is calculated separately for each Class of shares. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

    The portfolio securities in which the Fund invests fluctuate in value, and hence the Fund's net asset value per share also fluctuates. On December 21, 1995, the net asset value per share of each Class of the Fund's shares was calculated as follows:

Class A Shares:

           Net Assets ($97,000)           Net Asset Value Per Class A Share
       --------------------------     =   ($10.00)
       Shares Outstanding (9,700)

Class B Shares:

            Net Assets ($1,000)           Net Asset Value Per Class B Share
       --------------------------     =   ($10.00)
        Shares Outstanding (100)

Class C Shares:

            Net Assets ($1,000)           Net Asset Value Per Class C Share
       --------------------------     =   ($10.00)
        Shares Outstanding (100)

Class D Shares:

            Net Assets ($1,000)           Net Asset Value Per Class D Share
       --------------------------     =   ($10.00)
        Shares Outstanding (100)

                        CALCULATION OF PERFORMANCE DATA

    For purposes of quoting and comparing the performance of each Class of the Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return" or "cumulative total return." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                P(1+T)(n) = ERV

 Where: P   =   a hypothetical initial payment of $1,000;
        T   =   average annual total return;
        n   =   number of years; and
      ERV   =   ending redeemable value at the end of the period of a
                hypothetical $1,000 payment made at the beginning of such period.

    This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             ERV - P
                    CTR  =  ---------   x  100
                                P

 Where: CTR   =   Cumulative total return;
        ERV   =   ending redeemable value at the end of the period of a
                  hypothetical $1,000 payment made at the beginning of such
                  period; and
          P   =   initial payment of $1,000.

    This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

    The average annual total return and cumulative total return figures calculated in accordance with the foregoing formulas assume in the case of Class D shares the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares the maximum applicable CDSC has been paid upon the hypothetical redemption of the shares at the end of the period.

    Past performance is not predictive of future performance. All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, as reported by Lipper Analytical Services, Inc. or similar independent services or financial publications, and may also contrast the Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Advisers personnel and their reputation in the financial community.

                             DIRECTORS AND OFFICERS

    Directors and officers of the Company, together with information as to their principal occupations during the past five years, are set forth below.

                                                                           PRINCIPAL OCCUPATION DURING
        NAME AND ADDRESS           POSITIONS WITH THE COMPANY          PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------------  ----------------------------  -------------------------------------------------
James R. Jundt (1)(2)             Chairman of the Board,        Chairman of the Board, Chief Executive Officer,
1550 Utica Avenue South            President and Chief           Secretary and portfolio manager of the
Suite 950                          Executive Officer             Investment Adviser since its inception in 1982.
Minneapolis, MN 55416                                            Chairman of the Board, President and Chief
                                                                 Executive Officer of The Jundt Growth Fund, Inc.
                                                                 since 1991. Also a trustee of Gonzaga University
                                                                 and the Minneapolis Institute of Arts and a
                                                                 director of three private companies.
John E. Clute                     Director                      Dean and Professor of Law, Gonzaga University
East 702 Sharp Avenue                                            School of Law (since August 1, 1991); previously
Spokane, WA 99202                                                Senior Vice President -- Human Resources and
                                                                 General Counsel, Boise Cascade Corporation
                                                                 (forest products) for more than five years.
                                                                 Director of The Jundt Growth Fund, Inc. since
                                                                 1991. Also a director of Hecla Mining Company
                                                                 (mining).
Floyd Hall                        Director                      Chairman, President and Chief Executive Officer
3100 West Big Beaver Road                                        of K-Mart Corporation (retailing) since June
Troy, MI 48084                                                   1995. Chairman and Chief Executive Officer of
                                                                 The Museum Company (retailing) and Alva Replicas
                                                                 Company (manufacturer of statuary and sculpture)
                                                                 from July 1989 to June 1995; from March 1984 to
                                                                 July 1989 Chairman and Chief Executive Officer
                                                                 of The Grand Union Company (grocery store
                                                                 chain). Director of The Jundt Growth Fund, Inc.
                                                                 since 1991. Also a director of Jamesway Corp.
                                                                 (discount retailing) as well as a private
                                                                 company.

                                                                           PRINCIPAL OCCUPATION DURING
        NAME AND ADDRESS           POSITIONS WITH THE COMPANY          PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------------  ----------------------------  -------------------------------------------------
Demetre M. Nicoloff               Director                      Cardiac and thoracic surgeon, Cardiac Surgical
1492 Hunter Drive                                                Associates, P.A., Minneapolis, Minnesota.
Wayzata, MN 55391                                                Director of The Jundt Growth Fund, Inc. since
                                                                 1991. Also a director of Optical Sensors for
                                                                 Medicine, Inc. (patient monitoring equipment);
                                                                 ATS Medical, Inc. (heart valves), Micromedics,
                                                                 Inc. (instrument trays, ENT specialty products
                                                                 and fibrin glue applicators); Possis Medical
                                                                 Inc. (cardiovascular surgical products); Applied
                                                                 Biometrics, Inc. (cardiac output measuring
                                                                 devices) and Sonometrics, Inc. (ultrasound
                                                                 imaging equipment).
Darrell R. Wells                  Director                      Managing Director, Security Management Company
4350 Brownsboro Road                                             (asset management firm). Director of The Jundt
Louisville, KY 40207                                             Growth Fund, Inc. since 1991. Also a director of
                                                                 Churchill Downs Inc. (race track operator) and
                                                                 Citizens Financial Inc. (insurance holding
                                                                 company), as well as several private companies.
Donald M. Longlet                 Vice President and Treasurer  Portfolio manager since May 1989 with the
1550 Utica Avenue South                                          Investment Adviser; portfolio manager with AMEV
Suite 950                                                        Advisers, Inc., St. Paul, Minnesota, from
Minneapolis, MN 55416                                            January 1983 to April 1989. Vice President and
                                                                 Treasurer of The Jundt Growth Fund, Inc. since
                                                                 1991.
James E. Nicholson                Secretary                     Partner with the law firm of Faegre & Benson
2200 Norwest Center                                              Professional Limited Liability Partnership,
Minneapolis, MN 55402                                            Minneapolis, Minnesota, which has served as
                                                                 general counsel to the Investment Adviser since
                                                                 its inception. Secretary of The Jundt Growth
                                                                 Fund, Inc. since 1991.

------------------------
(1) Director who is an "interested person" of the Fund, as defined in the Investment Company Act.

(2) "Controlling person" of the Investment Adviser, as defined in the Investment Company Act. Mr. Jundt beneficially owns 76% of the capital stock of the Investment Adviser. Mr. Jundt also owns 100% of the capital stock of the Distributor and is, therefore, a controlling person of the Distributor as well.

    The Company and The Jundt Growth Fund, Inc. (together, the "Fund Complex") together have agreed to pay each director who is not an "interested person" of either the Company or The Jundt Growth Fund, Inc. a fee of $12,000 per year plus $1,200 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid by the Company or the Fund Complex to the Company's officers or directors who are "interested persons" of either the Company or The Jundt Growth Fund, Inc.

    The following table sets forth estimated compensation and benefits to be paid to each director by the Fund Complex during the first full year of the Fund's operations (the year ending December 31, 1996):

                               COMPENSATION TABLE

                                              ESTIMATED AGGREGATE COMPENSATION
                                                   FROM THE FUND COMPLEX
                                          ----------------------------------------
                                                                   ESTIMATED
                                                                  PENSIONS OR
                                                                  RETIREMENT
                                            TWELVE-MONTH       BENEFITS ACCRUED
                                            PERIOD ENDED      AS PART OF COMPANY
NAME OF DIRECTOR                          DECEMBER 31, 1996        EXPENSES
----------------------------------------  -----------------  ---------------------
James R. Jundt..........................            None                      None
Demetre M. Nicoloff.....................     $    16,800                      None
Darrell R. Wells........................     $    16,800                      None
John E. Clute...........................     $    16,800                      None
Floyd Hall..............................     $    16,800                      None

                              COUNSEL AND AUDITORS

    Faegre & Benson Professional Limited Liability Partnership, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Fund's general counsel. KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South
Seventh Street, Minneapolis, Minnesota 55402, has been selected as the independent auditors of the Fund for its fiscal years ending December 31, 1995 and 1996, respectively.

                              GENERAL INFORMATION

    Under Minnesota law, each Company director owes certain fiduciary duties to the Company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the liability of directors: (a) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of Minnesota law or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the directors derived an improper personal benefit. The Company's Articles of Incorporation limit the liability of the Company's directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

    Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officer). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

    The Company is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Company may demand a regular meeting of shareholders of the Company by written notice of demand given to the chief executive officer or the chief financial officer of the Company. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) under the Investment Company Act, the Company's Board of Directors shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10 percent of the outstanding shares. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

    Upon issuance and sale in accordance with the terms of the Fund's Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Fund Shares" in the Prospectus.

                        FINANCIAL AND OTHER INFORMATION

    The Fund's Prospectus and this Statement of Additional Information do not contain all the information included in the Company's Registration Statement filed with the SEC under the Securities Act of 1933 and the Investment Company Act (the "Registration Statement") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

    In addition, the Schedule of Investments, Notes to Schedule of Investments, Financial Statements and Notes to Financial Statements contained in the Registrant's Semi-Annual Report dated June 30, 1996 and filed with the Securities Exchange Commission on August 29, 1996 (File No. 811-09128) are incorporated herein by reference.


    Statements contained in the Fund's Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                        JUNDT U. S. EMERGING GROWTH FUND
                      (A SERIES WITHIN JUNDT FUNDS, INC.)

                              FINANCIAL STATEMENT

                               DECEMBER 22, 1995

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
Jundt Funds, Inc.:

    We have audited the statement of assets and liabilities of Jundt U.S. Emerging Growth Fund (a series within Jundt Funds, Inc.) as of December 22, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash in bank by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Jundt U.S. Emerging Growth Fund at December 22, 1995, in conformity with generally accepted accounting principles.

                                          /s/ KPMG Peat Marwick LLP
                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
December 22, 1995

                        JUNDT U.S. EMERGING GROWTH FUND
                      (A SERIES WITHIN JUNDT FUNDS, INC.)

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 22, 1995

Assets:
  Cash in bank...................................................................  $ 100,000
Organizational costs (note 4)....................................................    100,000
                                                                                   ---------
    Total assets.................................................................    200,000
                                                                                   ---------
Liabilities:
  Payable to Adviser (note 4)....................................................    100,000
                                                                                   ---------
    Net assets applicable to outstanding shares..................................  $ 100,000
                                                                                   ---------
                                                                                   ---------
Represented by:
  Capital stock-authorized 10 billion shares (Class A-1 billion shares, Class B-1 billion shares, Class C-1 billion shares, Class D-1 billion shares, and 6
   billion shares unallocated) of $.01 par value.................................        100
  Additional paid-in capital.....................................................     99,900
                                                                                   ---------
                                                                                   $ 100,000
                                                                                   ---------
                                                                                   ---------
Net asset value of outstanding capital stock:
  Class A, net assets of $97,000 divided by 9,700 shares outstanding.............  $   10.00
                                                                                   ---------
                                                                                   ---------
  Class B, net assets of $1,000 divided by 100 shares outstanding................  $   10.00
                                                                                   ---------
                                                                                   ---------
  Class C, net assets of $1,000 divided by 100 shares outstanding................  $   10.00
                                                                                   ---------
                                                                                   ---------
  Class D, net assets of $1,000 divided by 100 shares outstanding................  $   10.00
                                                                                   ---------
                                                                                   ---------

                 See accompanying notes to financial statement.

                        JUNDT U.S. EMERGING GROWTH FUND
                      (A SERIES WITHIN JUNDT FUNDS, INC.)

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 22, 1995

(1) ORGANIZATION
    Jundt Funds, Inc. was incorporated on October 26, 1995 and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Jundt U.S. Emerging Growth Fund (the Fund) is a series within Jundt Funds, Inc.

    The Fund currently issues Class A, Class B, Class C, and Class D shares. Class A shares are offered for sale exclusively to certain specified investors and are not offered for sale to the general public. Class B shares are sold subject to a contingent deferred sales charge (CDSC) payable upon redemption if redeemed within six years and automatically convert to Class D shares following the eighth anniversary of their sale. Class C shares are sold subject to a CDSC if redeemed within one year and do not have a conversion feature. Class D shares are sold subject to a front-end sales charge.

    All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of certain class specific fees and expenses may differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

    The only transaction of the Fund since inception has been the initial sale on December 21, 1995 of 9,700 shares of Class A, 100 shares of Class B, 100 shares of Class C, and 100 shares of Class D to James R. Jundt, President of Jundt Funds, Inc.

(2) FEDERAL TAXES
    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to the shareholders in amounts that will avoid federal income and excise taxes.

(3) FEES AND EXPENSES
    The Fund has entered into an investment advisory agreement with Jundt Associates, Inc. (the Adviser) under which the Adviser manages the Fund's assets and provides related office space, equipment and personnel. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of 1.00%.

    The Fund has adopted separate plans of distribution applicable to Class B shares, Class C shares and Class D shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to U.S. Growth Investments, Inc., the principal underwriter and distributor, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class B and Class C distribution plans provide for a fee at an annual rate of 1.00% of average daily net assets of Class B shares and Class C shares, respectively. The 1.00% fee is comprised of a 0.75% distribution fee and a 0.25% service fee. The Class D plan provides for a 0.25% service fee.

    The Fund has entered into an administrative services agreement with Princeton Administrators, L.P. for accounting and other administrative services. The administrative service fee is equal to the

                        JUNDT U.S. EMERGING GROWTH FUND
                      (A SERIES WITHIN JUNDT FUNDS, INC.)

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 22, 1995

(3) FEES AND EXPENSES (CONTINUED)
greater of $125,000 per annum or an annual rate of 0.20% of the Fund's average daily net assets (the fee is reduced to 0.175% for the Fund's average daily net assets in excess of $600 million). The annual minimum of $125,000 has been waived through December 31, 1996.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, organizational costs, printing and shareholder reporting, legal, auditing, and other miscellaneous expenses.

(4) ORGANIZATIONAL COSTS
    The Fund expects to incur organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by James R. Jundt (or by any subsequent holder of such shares) representing initial capital of the Fund are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds will be reduced will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

    Legal fees of approximately $30,000, included as organizational costs, were incurred for services provided by a law firm of which the Fund's secretary is a partner.

                               JUNDT FUNDS, INC.
                      REGISTRATION STATEMENT ON FORM N-1A
                                     PART C
                               OTHER INFORMATION

                                     PART C
                               OTHER INFORMATION

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial statements for Jundt Funds, Inc. (the "Registrant") are included in Part B of this Registration Statement (Prospectus).

    (b) Exhibits:


           1       Articles of Incorporation and Certificate of Designation*
           2       Bylaws*
           3       Not applicable
           4       Not applicable
           5       Investment Advisory Agreement*
           6.1     Distribution Agreement*
           6.2     Form of Selected Dealer Agreement*
           7       Not applicable
           8       Custodian Contract*
           9.1     Transfer Agency and Service Agreement*
           9.2     Administration Agreement*
           9.3     Financial Services Agreement*
          10       Opinion and Consent of Faegre & Benson Professional Limited
                    Liability Partnership*
          11       Consent of KPMG Peat Marwick LLP
          12       Not applicable
          13       Not applicable
          14       Not applicable
          15.1     Class B Distribution Plan*
          15.2     Class C Distribution Plan*
          15.3     Class D Distribution Plan*
          16       Not applicable
          17       Not applicable
          18       Rule 18f-3 Plan*
          19       Code of Ethics*
          20       Powers of Attorney*


------------------------

*Incorporated by  reference to  the like  numbered Exhibit  to the  Registrant's
 Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on December 22, 1995 (File No. 33-99080).


ITEM 25 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Registrant is under common control with The Jundt Growth Fund, Inc., an open-end management investment company, by virtue of the fact that the Registrant and The Jundt Growth Fund, Inc. share a common investment adviser. There are no other persons, to the Registrant's knowledge, that are directly or indirectly controlled by or under common control with the Registrant.

ITEM 26 -- NUMBER OF HOLDERS OF SECURITIES

    The following table sets forth the number of holders of shares of the Registrant as of December 29, 1995:

                                                                  NUMBER OF
TITLE OF CLASS                                                  RECORD HOLDERS
--------------------------------------------------------------  --------------
Class A Common Shares, par value $.01 per share...............              1
Class B Common Shares, par value $.01 per share...............              1
Class C Common Shares, par value $.01 per share...............              1
Class D Common Shares, par value $.01 per share...............              1

ITEM 27 -- INDEMNIFICATION

    The Articles of Incorporation (Exhibit 1) and Bylaws (Exhibit 2) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

    The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Business Corporations Act, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended) a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as director.

    The form of Selected Dealer Agreement (Exhibit 6.2) between the Registrant's principal underwriter, U.S. Growth Investments, Inc. (the "Distributor"), and any broker-dealer with which the Distributor enters into such Selected Dealer Agreement provides that each of the parties to the Selected Dealer Agreement agrees to indemnify and hold the other harmless, including such parties' officers, directors and any person who is or may be deemed to be a controlling person of such party, from and against any losses, claims, damages, liabilities or expenses, whether joint or several, to which any such person or entity may become subject under the Securities Act of 1933 or otherwise insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) arise out of or are based upon, (a) any untrue statement or alleged untrue statement of material fact, or any omission or alleged omission to state a material fact made or omitted by such indemnifying party therein; or (b) any willful misfeasance or gross misconduct by such indemnifying party in the performance of its duties and obligations thereunder.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 28 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    In addition to serving as investment adviser to the Registrant, the Investment Adviser (Jundt Associates, Inc.) serves as the investment adviser to The Jundt Growth Fund, Inc. and as a sub-adviser to Diversified Investors Funds Group (Growth Series) as well as the investment adviser to numerous private accounts.

    See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Portfolio Managers" in the Registrant's Prospectus and "Advisory, Administrative and Distribution Agreements" and "Directors and Officers" in the Registrant's Statement of Additional Information.

ITEM 29 -- PRINCIPAL UNDERWRITERS

    (a) The Distributor is the only principal underwriter of the Registrant's shares and also serves as principal underwriter of The Jundt Growth Fund, Inc.'s shares.

    (b) The following describes certain information regarding the officers and directors of the Distributor:

                                    POSITIONS AND OFFICES                        POSITIONS AND OFFICES
         NAME                       WITH THE DISTRIBUTOR                          WITH THE REGISTRANT
-----------------------  -------------------------------------------  -------------------------------------------
James R. Jundt           Director and Chairman of the Board           Chairman of the Board, President and Chief
                                                                       Executive Officer
Thomas L. Press          Director, President, Secretary and           None.
                          Treasurer

    (c) Not applicable.

ITEM 30 -- LOCATION OF ACCOUNTS AND RECORDS

    The Registrant's custodian is Norwest Bank Minnesota, N.A., Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402.

    The Registrant's transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company, 1004 Baltimore, Kansas City, Missouri 64105.

    Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416 and by Princeton Administrators, L.P., the Registrant's administrator, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 31 -- MANAGEMENT SERVICES

    Not applicable.

ITEM 32 -- UNDERTAKINGS

    (a) Not applicable.


    (b) Not applicable.


    (c) Registrant hereby undertakes to furnish to each person to whom a prospectus of the Registrant has been furnished the latest Annual Report of the Registrant. Such Annual Report will be furnished by the Registrant without charge upon request by any such person.

    (d) Pursuant to Section 16(c) of the Investment Company Act of 1940, as amended, the Registrant hereby undertakes to call a shareholders' meeting for the purpose of voting upon the question of removal of one or more directors (and to assist shareholders in communications with each other) if and when requested in writing to do so by the record holders of not less than ten percent of the Registrant's outstanding shares.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 4th day of October, 1996.


                                          JUNDT FUNDS, INC.

                                          By          /s/ JAMES R. JUNDT

                                             -----------------------------------
                                                       James R. Jundt
                                                    CHAIRMAN OF THE BOARD


    Pursuant   to  the  requirements  of  the   Securities  Act  of  1933,  this
Post-Effective Amendment to Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.



                       NAME/SIGNATURE                                     TITLE                      DATE
------------------------------------------------------------  ------------------------------  ------------------

                                                              Director, Chairman of the
                     /s/ JAMES R. JUNDT                        Board, President and Chief
        -------------------------------------------            Executive Officer (Principal    October 4, 1996
                       James R. Jundt                          Executive Officer)

                   /s/ DONALD M. LONGLET                      Vice President and Treasurer
        -------------------------------------------            (Principal Financial and        October 4, 1996
                     Donald M. Longlet                         Accounting Officer)

        -------------------------------------------           Director
                       John E. Clute*

        -------------------------------------------           Director
                        Floyd Hall*

        -------------------------------------------           Director
                    Demetre M. Nicoloff*

        -------------------------------------------           Director
                     Darrell R. Wells*

              *By           /s/ JAMES R. JUNDT
           --------------------------------------
                      James R. Jundt,                                                          October 4, 1996
                      ATTORNEY-IN-FACT
  (Pursuant to Powers of Attorney dated as of December 4,
  1995, and filed with Registration Statement on Form N-1A
                   (File No. 33-99080).)

                                 EXHIBIT INDEX


                                                                 METHOD
NUMBER AND NAME OF EXHIBIT                                     OF FILING
--------------------------------------------------------  --------------------
 1      Articles of Incorporation and Certificate of
         Designation*
 2      Bylaws*
 5      Investment Advisory Agreement*
 6.1    Distribution Agreement*
 6.2    Form of Selected Dealer Agreement*
 8      Custodian Contract*
 9.1    Transfer Agency and Service Agreement*
 9.2    Administration Agreement*
 9.3    Financial Services Agreement*
 10     Opinion and Consent of Faegre & Benson
         Professional Limited Liability Partnership*
 11     Consent of KPMG Peat Marwick LLP                  Filed Electronically
 15.1   Class B Distribution Plan*
 15.2   Class C Distribution Plan*
 15.3   Class D Distribution Plan*
 18     Rule 18f-3 Plan*
 19     Code of Ethics*
 20     Powers of Attorney*


------------------------

* Incorporated by reference to the like numbered Exhibit to the Registrant's Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed on December 22, 1995 (File No. 33-99080).